Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MYR (RM)
Ban Bu Dian [Member]
Related Party Transactions [Line Items]
Interest free credit facility	$ 606,850	RM 461,383
Interest-free [Member]
Related Party Transactions [Line Items]
Interest free credit facility	2,613,686	601,110
Interest-free [Member] | Hong Woi Tat [Member]
Related Party Transactions [Line Items]
Interest free credit facility	3,189,418	653,580
Interest-free [Member] | Ban Bu Dian [Member]
Related Party Transactions [Line Items]
Interest free credit facility	335,614	436,729
Interest-free [Member] | Zi Wei Yuan (Shen Zhen) Hotpot Restaurant Co., Ltd [Member]
Related Party Transactions [Line Items]
Interest free credit facility	$ 542,406	RM 2,200,000
Maturity date	Aug. 01, 2028	Aug. 01, 2028
Outstanding amount	$ 539,154	RM 2,186,809	$ 489,274	RM 2,186,809